2. Summary of Significant Accounting Policies: Stock Purchase Warrants (Policies)	2 Months Ended
Jun. 30, 2018
Policies
Stock Purchase Warrants

Stock Purchase Warrants

The Company accounts for warrants issued to purchase shares of its common stock as equity in accordance with FASB ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity.